Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

Note 10. Taxes

	Consolidated Group
Skr mn	2022	2021	2020
Income tax
Adjustment previous year	0	0	-4
Current tax	-304	-272	-266
Deferred tax	-1	1	0
Total income tax	-305	-271	-270

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	—	—	—
Deferred tax	25	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-20	5	-4
Deferred tax	-10	-5	-1
Income tax related to other comprehensive income	-5	0	-5

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	21.4
Profit before taxes	1,471	1,305	1,238
National tax based on profit before taxes	-303	-269	-265
Tax effects of:
Non-taxable income	0	0	0
Non-deductible expenses	-2	-3	-1
Tax effect of the tax credit for investments in equipment	—	1	—
Other	—	—	-4
Total tax	-305	-271	-270
Effective tax expense (percent)	20.7	20.8	21.8

Deferred taxes

Skr mn	2022	2021
Deferred tax assets concerning:
Temporary differences, related to pensions	0	10
Tax effect of the tax credit for investments in equipment	—	1
Temporary differences, related to cash flow hedges	25	—
Total deferred tax assets	25	11

No deductible loss carry forwards existed as of December 31, 2022, or December 31, 2021.

Change in deferred taxes

Skr mn	2022	2021
Opening balance	11	15
Change through profit or loss	-1	1
Change in other comprehensive income	15	-5
Closing balance	25	11